Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 04, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO 1 -Dale Strang (1) ($)	Summary Compensation Table Total For PEO 2 Michael Pope (2) ($)	Compensation Actually Paid to PEO 1 – Dale Strang ($)	Compensation Actually Paid to PEO 2- Michael Pope ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Loss ($000)
2024	941,667	633,338	941,667	633,338	438,790	410,127	15.35	(28,335)
2023	-	1,364,183	-	1,228,465	388,305	254,146	43.15	(39,156)
2022	-	1,188,750	-	453,032	448,358	161,357	90.20	(3,743)

(1)	Mr. Strang was appointed Interim Chief Executive Officer on January 4, 2024 and subsequently Chief Executive Officer on June 7, 2024. Amounts shown for Mr. Strang include compensation for his roles as both Interim Chief Executive Officer and Chief Executive Officer.
(2)	Mr. Pope was appointed to the position of Chief Executive Officer and Chairman on March 20, 2020. On January 4, 2024, Mr. Pope ceased serving as our Chief Executive Officer and Chairman but continued to serve as a non-executive member of the board of directors. Amounts exclude director compensation that Mr. Pope received in his capacity as a director after he ceased to be an employee of the Company on January 4, 2024. See “2024 Director Compensation” below for information regarding director compensation that Mr. Pope received in his capacity as a director after he ceased to be an employee of the Company on January 4, 2024. See also “Related Party Transactions” on page 36 for a discussion of related party transactions in which Mr. Pope had or will have a direct or indirect material interest.
(3)	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Marklew, and Mr. Holstebro, (ii) for 2023, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley and Mr. Marklew, and (iii) for 2022, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley, Mr. Brown and Mr. Marklew.

	2024			2023		2022
	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$ 941,667	$ 633,338	$ 438,790	$ 1,364,183	$ 388,305	$ 1,188,750	$ 448,358
Deduction for Amounts Reported under the Stock Awards Column in the SCT	-	-	-	(180,000)	(30,590)	(180,000)	(87,000)
Deduction for Amounts Reported under the Option Awards Column in the SCT	-	-	-	(420,000)	(75,000)	(420,000)	(25,313)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	-	-	-	600,000	105,590	-	-
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	-	-	(18,092)	(112,433)	(126,864)	(112,433)	(147,938)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	-	-	(10,571)	(23,285)	(7,295)	(23,285)	(26,750)
Compensation Actually Paid	$ 941,667	$ 633,338	$ 410,127	$ 1,228,465	$ 254,146	$ 453,032	$ 161,357

Named Executive Officers, Footnote
(1)	Mr. Strang was appointed Interim Chief Executive Officer on January 4, 2024 and subsequently Chief Executive Officer on June 7, 2024. Amounts shown for Mr. Strang include compensation for his roles as both Interim Chief Executive Officer and Chief Executive Officer.
(2)	Mr. Pope was appointed to the position of Chief Executive Officer and Chairman on March 20, 2020. On January 4, 2024, Mr. Pope ceased serving as our Chief Executive Officer and Chairman but continued to serve as a non-executive member of the board of directors. Amounts exclude director compensation that Mr. Pope received in his capacity as a director after he ceased to be an employee of the Company on January 4, 2024. See “2024 Director Compensation” below for information regarding director compensation that Mr. Pope received in his capacity as a director after he ceased to be an employee of the Company on January 4, 2024. See also “Related Party Transactions” on page 36 for a discussion of related party transactions in which Mr. Pope had or will have a direct or indirect material interest.
(3)	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Marklew, and Mr. Holstebro, (ii) for 2023, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley and Mr. Marklew, and (iii) for 2022, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley, Mr. Brown and Mr. Marklew.

Adjustment To PEO Compensation, Footnote
	2024			2023		2022
	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$ 941,667	$ 633,338	$ 438,790	$ 1,364,183	$ 388,305	$ 1,188,750	$ 448,358
Deduction for Amounts Reported under the Stock Awards Column in the SCT	-	-	-	(180,000)	(30,590)	(180,000)	(87,000)
Deduction for Amounts Reported under the Option Awards Column in the SCT	-	-	-	(420,000)	(75,000)	(420,000)	(25,313)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	-	-	-	600,000	105,590	-	-
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	-	-	(18,092)	(112,433)	(126,864)	(112,433)	(147,938)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	-	-	(10,571)	(23,285)	(7,295)	(23,285)	(26,750)
Compensation Actually Paid	$ 941,667	$ 633,338	$ 410,127	$ 1,228,465	$ 254,146	$ 453,032	$ 161,357

Non-PEO NEO Average Total Compensation Amount		$ 438,790		$ 388,305	$ 448,358
Non-PEO NEO Average Compensation Actually Paid Amount		$ 410,127		254,146	161,357
Adjustment to Non-PEO NEO Compensation Footnote
	2024			2023		2022
	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$ 941,667	$ 633,338	$ 438,790	$ 1,364,183	$ 388,305	$ 1,188,750	$ 448,358
Deduction for Amounts Reported under the Stock Awards Column in the SCT	-	-	-	(180,000)	(30,590)	(180,000)	(87,000)
Deduction for Amounts Reported under the Option Awards Column in the SCT	-	-	-	(420,000)	(75,000)	(420,000)	(25,313)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	-	-	-	600,000	105,590	-	-
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	-	-	(18,092)	(112,433)	(126,864)	(112,433)	(147,938)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	-	-	(10,571)	(23,285)	(7,295)	(23,285)	(26,750)
Compensation Actually Paid	$ 941,667	$ 633,338	$ 410,127	$ 1,228,465	$ 254,146	$ 453,032	$ 161,357

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CEO and non-CEO Compensation Actually Paid and Company Total Shareholder Return

We do not use cumulative TSR as a performance measure in our executive compensation program, and the amount of total compensation actually paid to our PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEOs) is generally not aligned with the Company’s cumulative TSR over the three years presented in the table above.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

Our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program, and, accordingly, the “Compensation Actually Paid” to our PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEOs) is generally not aligned with net income (loss) for 2022, 2023 and 2024. Our net loss was $28.3 million in 2024, $39.2 million in 2023 and $3.7 million in 2022. Our net loss in 2024 included non-cash accelerated amortization expense of $12.3 million and our net loss in 2023 included non-cash impairment charges of $25.2 million.

Total Shareholder Return Amount		$ 15.35		43.15	90.2
Net Income (Loss)		(28,335,000)		(39,156,000)	(3,743,000)
PEO Name	Mr. Pope		Mr. Strang
Dale Strang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		941,667
PEO Actually Paid Compensation Amount		941,667
Michael Pope [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		633,338		1,364,183	1,188,750
PEO Actually Paid Compensation Amount		633,338		1,228,465	453,032
PEO | Dale Strang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dale Strang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dale Strang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dale Strang [Member] | Stock Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dale Strang [Member] | Option Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael Pope [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				600,000
PEO | Michael Pope [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(112,433)	(112,433)
PEO | Michael Pope [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(23,285)	(23,285)
PEO | Michael Pope [Member] | Stock Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(180,000)	(180,000)
PEO | Michael Pope [Member] | Option Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(420,000)	(420,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				105,590
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,092)		(126,864)	(147,938)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,571)		(7,295)	(26,750)
Non-PEO NEO | Stock Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(30,590)	(87,000)
Non-PEO NEO | Option Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (75,000)	$ (25,313)